Income taxes (Schedule of Components of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current
U.S. Federal and state									$ 43	$ 47,100	$ 20,589
Non-U.S.									8,264	24,315	20,748
Total current									8,307	71,415	41,337
Deferred
U.S. Federal and state									(19,071)	(2,080)	16,317
Non-U.S.									(4,175)	(1,190)	(1,176)
Total deferred									(23,246)	(3,270)	15,141
Provision for income tax expense (benefit)	$ (28,387)	$ 932	$ 1,911	$ 10,605	$ 15,750	$ 21,332	$ 15,407	$ 15,656	$ (14,939)	$ 68,145	$ 56,478